--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - California Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)    Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-89.2%
            CALIFORNIA-86.1%
            ABAG Finance
            Authority COP
            (Harker School
            Foundation) Series
            '98 VRDN
$    3,000  1/01/23 (b) ............       3.80%             $     3,000,000
            Alameda County IDA
            (Heat & Control Inc.
            Project)
            Series '95A
            AMT VRDN
     4,900  11/01/25 (b) ...........       3.85                    4,900,000
            Alameda County IDA
            (JMS Family Partnership
            Project)
            Series '95A
            AMT VRDN
     2,930  10/01/25 (b) ...........       3.85                    2,930,000
            Alameda County IDA
            (Ream Enterprises
            Project)
            Series A AMT VRDN
     1,925  11/01/20 (b) ...........       3.85                    1,925,000
            Berkeley Unified
            School District TRAN
     4,000  6/30/99 ................       4.00                    4,008,189
            California County IDR
            (S&P Investment
            Project)
            AMT VRDN
     1,050  9/01/08 (b) ............       3.95                    1,050,000
            California Economic
            Development Authority
            (Marko Foam Products
            Inc.)
            Series '96 AMT
            VRDN
     2,855  10/01/26 (b) ...........       4.40                    2,855,000
            California Economic
            Development Finance
            Authority
            (Inland Empire Venture
            L.L.C.)
            Series '95 AMT
            VRDN
     2,300  7/01/25 (b) ............       4.00                    2,300,000
            California Economic
            Development Finance
            Authority
            (Valley Plating Works Inc.)
            Series '95 AMT
            VRDN
     5,735  10/01/20 (b) ...........       4.40                    5,735,000
            California Educational
            Facilities Authority
            Revenue
            (University of Judaism)
            Series A VRDN
     4,500  12/01/28 (b) ...........       3.55                    4,500,000
            California GO RAN
            Series '98
    21,500  6/30/99 ................       3.15                   21,587,929
            California Health
            Facilities
            (Adventist Health
            System)
            Series '91A VRDN
     9,800  8/01/21 (b) ............       3.70                    9,800,000
            California Pollution
            Control Finance
            Authority
            (Athens Disposal Co.,
            Inc. Project)
            Series '95A AMT
            VRDN
     4,600  1/01/16 (b) ............       3.85                    4,600,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Industries)
            Series '98A AMT
            VRDN
     2,000  5/01/05 (b) ............       3.85                    2,000,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series '97B AMT
            VRDN
     2,000  7/01/12 (b) ............       3.85                    2,000,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series A AMT VRDN
     2,300  10/01/02 (b) ...........       3.85                    2,300,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            California Pollution
            Control Finance
            Authority
            (Calsan Inc. Project)
            Series '96A AMT
            VRDN
$    4,515  12/01/11 (b) ...........       3.85%             $     4,515,000
            California Pollution
            Control Finance
            Authority
            (Colmac Energy Project)
            Series B AMT VRDN
       500  12/01/16 (b) ...........       3.75                      500,000
            California Pollution
            Control Finance
            Authority
            (Contra Costa Waste
            Services)
            Series A AMT VRDN
     3,975  12/01/10 (b) ...........       3.80                    3,975,000
            California Pollution
            Control Finance
            Authority
            (CR & R Inc. Project)
            Series '95A AMT
            VRDN
     2,040  10/01/10 (b) ...........       3.85                    2,040,000
            California Pollution
            Control Finance
            Authority
            (Edco Disposal Corp.
            Project)
            Series '96A AMT
            VRDN
     2,885  10/01/16 (b) ...........       3.85                    2,885,000
            California Pollution
            Control Finance
            Authority
            (Escondido/Jemco
            Equipment)
            Series '98A AMT
            VRDN
     3,000  7/01/13 (b) ............       3.85                    3,000,000
            California Pollution
            Control Finance
            Authority
            (Gilton Solid Waste
            Management)
            Series '95A AMT
            VRDN
     2,100  12/01/05 (b) ...........       3.70                    2,100,000
            California Pollution
            Control Finance
            Authority
            (Greenteam of San Jose
            Project)
            Series '97A AMT
            VRDN
     4,215  8/01/12 (b) ............       3.85                    4,215,000
            California Pollution
            Control Finance
            Authority
            (Homestake Mining)
            Series '84B VRDN
     3,100  5/01/04 (b) ............       3.90                    3,100,000
            California Pollution
            Control Finance
            Authority
            (New United Motor
            Manufacturing)
            Series '98A AMT
            VRDN
     2,000  4/01/18 (b) ............       5.75                    2,000,000
            California Pollution
            Control Finance
            Authority
            (Pacific Electric & Gas)
            Series '97B AMT
            VRDN
     3,900  11/01/26 (b) ...........       5.05                    3,900,000
            California Pollution
            Control Finance
            Authority
            (Pacific Electric & Gas)
            Series '97C AMT
            VRDN
    11,800  11/01/26 (b) ...........       5.10                   11,800,000
            California Pollution
            Control Finance
            Authority
            (Sanger Project)
            Series A AMT VRDN
     8,400  9/01/20 (b) ............       3.75                    8,400,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            California Pollution
            Control Finance
            Authority
            (Santa Clara Valley
            Industries)
            Series '98A VRDN
$    2,000  3/01/18 (b) ............       3.85%             $     2,000,000
            California Pollution
            Control Finance
            Authority
            (Santa Fe Geothermal Inc.)
            Series '83 VRDN
     2,400  9/01/13 (b) ............       3.25                    2,400,000
            California Pollution
            Control Finance
            Authority
            (Shell Martinez Refining)
            AMT VRDN
     3,000  10/01/31 (b) ...........       5.00                    3,000,000
            California Pollution
            Control Finance
            Authority
            (Taormina Industries,
            Inc. Project)
            Series '94A AMT
            VRDN
     3,160  8/01/14 (b) ............       5.30                    3,160,000
            California Pollution
            Control Finance
            Authority
            (Western Waste Project)
            Series '94A AMT
            VRDN
     1,400  10/01/06 (b) ...........       4.20                    1,400,000
            California Pollution
            Control Finance
            Authority
            Res. Rec. : (Colmac
            Energy Project)
            Series '90A AMT
            VRDN
     2,300  12/01/16 (b) ...........       3.75                    2,300,000
            California Pollution
            Control Finance
            Authority PCR
            (Pacific Electric & Gas)
            Series '96G VRDN
     6,000  2/01/16 (b) ............       5.05                    6,000,000
            California Pollution
            Control Finance
            Authority PCR
            (Shell Oil Co.)
            Series '94 AMT
            VRDN
     5,000  10/01/24 (b) ...........       5.00                    5,000,000
            California School
            Cash Reserve Program
            Authority
            Series '98A
    10,000  7/02/99 ................       3.75                   10,036,500
            California Statewide
            Community
            Development Authority
            (Artefex Project)
            Series '97E AMT
            VRDN
     2,475  7/01/17 (b) ............       4.80                    2,475,000
            California Statewide
            Community
            Development Authority
            (Chino Basin Municipal
            Water Project)
            Series '90 AMT
            VRDN
     3,750  8/01/10 (b) ............       3.85                    3,750,000
            California Statewide
            Community
            Development Authority
            (Contech Construction)
            Series '89 AMT
            VRDN
     1,320  5/01/09 (b) ............       3.95                    1,320,000
            California Statewide
            Community
            Development Authority
            (Kennerly-Spratling
            Project)
            Series '95A AMT
            VRDN
     2,760  6/01/20 (b) ............       3.90                    2,760,000
            California Statewide
            Community
            Development Authority
            (Lance Camper Project)
            Series '94B AMT
            VRDN
     3,225  12/01/14 (b) ...........       3.90                    3,225,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            California Statewide
            Community
            Development Authority
            (Lesaint Limited Partners)
            Series '98B VRDN
$    2,800  3/01/18 (b) ............       3.95%             $     2,800,000
            California Statewide
            Community
            Development Authority
            (Pacific Bearings Co.
            Project)
            Series '96L AMT
            VRDN
     2,050  10/01/06 (b) ...........       4.80                    2,050,000
            California Statewide
            Community
            Development Authority
            (Primary Color Project)
            Series '97F AMT
            VRDN
     2,315  7/01/17 (b) ............       4.80                    2,315,000
            California Statewide
            Community
            Development Authority
            (S.V.D.P. Management
            Inc. Project)
            VRDN
     5,000  2/01/28 (b) ............       4.20                    5,000,000
            California Statewide
            Community
            Development Authority
            (Tri-Valley Growers
            Project)
            Series '95E AMT
            VRDN
     5,500  12/01/10 (b) ...........       3.85                    5,500,000
            California Statewide
            Economic
            Development Authority
            (Pioneer Converting Inc.)
            AMT VRDN
     1,970  4/01/16 (b) ............       3.85                    1,970,000
            Chula Vista IDR
            (Sutherland/Palumbo
            Project)
            AMT VRDN
     2,915  12/01/21 (b) ...........       4.40                    2,915,000
            City of West Hollywood
            Public Facilities Corp.
            COP
            Series '98 VRDN
     3,360  2/01/25 (b) ............       4.50                    3,360,000
            Commerce Joint Powers
            (Precision Wire
            Productions)
            AMT VRDN
     2,265  11/01/14 (b) ...........       3.85                    2,265,000
            Contra Costa County
            MFHR
            (Park Regency Partners)
            Series '92A AMT
            VRDN
     7,400  8/01/32 (b) ............       4.00                    7,400,000
            Fairfield IDA
            (Aitchison Family
            Partnership)
            VRDN
     1,700  4/01/12 (b) ............       3.85                    1,700,000
            Foothill Eastern
            Transportation
            Authority
            (California Toll Road
            Revenue)
            Series Y VRDN
     5,100  1/02/35 (b) ............       3.75                    5,100,000
            Gilroy Unified School
            District TRAN
     5,000  6/30/99 ................       3.57                    5,010,236
            Huntington Park
            Community
            Redevelopment Agency
            (Personal Storage I)
            VRDN
       140  11/15/17 (b) ...........       4.55                      140,000
            Indio Housing
            Authority MFHR
            (Olive Courts Apts.)
            Series '96 AMT
            VRDN
       500  12/01/26 (b) ...........       3.80                      500,000
            Indio Housing
            Authority MFHR
            (Smoketree Apts.)
            Series A VRDN
     9,325  12/01/07 (b) ...........       3.60                    9,325,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Irvine Assessment
            District
            Series '85-7 VRDN
$    7,000  9/02/11 (b) ............       3.70%             $     7,000,000
            Los Angeles County
            COP
            (Belmont Learning
            Complex)
            Series '97A VRDN
     1,450  12/01/17(b) ............       3.80                    1,450,000
            Los Angeles County
            Housing Authority
            MFHR
            (Canyon Country Villas)
            Series '85H VRDN
    10,000  12/01/07 (b) ...........       3.75                   10,000,000
            Los Angeles County
            Housing Authority
            MFHR
            (Diamond Park Apts.
            Project)
            Series '87A AMT
            VRDN
     9,200  2/01/09 (b) ............       3.85                    9,200,000
            Los Angeles County
            Housing Authority
            MFHR
            (Valencia Village Project)
            Series '84 VRDN
    10,000  10/01/14 (b) ...........       3.35                   10,000,000
            Monrovia
            Redevelopment Agency
            (Holiday Inn Hotel
            Project)
            Series '84 VRDN
     4,300  12/01/14 (b) ...........       3.85                    4,300,000
            Northern California
            Power Agency
            (Geothermal Project)
            Series B AMBAC
     5,905  7/01/99 ................       5.00                    5,945,761
            Oceanside Housing
            Authority MFHR
            (Riverview Springs Apts.)
            Series '90A AMT
            VRDN
    16,800  7/01/20 (b) ............       4.50                   16,800,000
            Orange County
            (Foothill/Eastern
            Corridor Agency)
            Series '95D VRDN
     6,000  1/02/35 (b) ............       3.90                    6,000,000
            Panama-Buena Vista
            (Unified School District
            Capital Improvement
            Financing Project)
            VRDN
     5,000  6/01/24 (b) ............       4.40                    5,000,000
            Petaluma Housing
            Authority HFA MFHR
            (Oakmont at Petaluma)
            Series '96A AMT
            VRDN
       900  4/01/26 (b) ............       4.00                      900,000
            Pleasant Hill
            Redevelopment
            Agency MFHR
            (Chateau III Project)
            Series '96A AMT
            VRDN
     2,260  8/01/26 (b) ............       4.00                    2,260,000
            Redondo Beach
            Redevelopment
            Agency MFHR
            (McCandless Housing
            Project)
            Series '95A VRDN
     3,635  12/01/25 (b) ...........       3.85                    3,635,000
            Riverside County IDR
            (Advanced Business
            Forms)
            Series '89 AMT
            VRDN
     1,400  4/05/14 (b) ............       3.75                    1,400,000
            Riverside County IDR
            (Cryogenic Partners)
            Series '89 AMT
            VRDN
     1,400  7/05/14 (b) ............       3.75                    1,400,000
            Riverside County IDR
            (Riverfront Cresteel
            Project)
            Series '89 AMT
            VRDN
     2,750  4/01/09 (b) ............       3.75                    2,750,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Roseville County High
            School District COP
            (Northwest Roseville
            Land Project)
            Series '91 VRDN
$    2,935  8/01/06 (b) ............       4.60%             $     2,935,000
            Sacramento County
            Airport Facility
            (Cessna Aircraft Co.)
            Series '98 AMT VRDN
     3,700  11/01/28 (b) ...........       3.90                    3,700,000
            Sacramento County
            COP
            (Administration Center
            & Courthouse Project)
            Series '90 VRDN
     6,000  6/01/20 (b) ............       3.70                    6,000,000
            Sacramento County
            HFA MFHR
            (Grouse Run Apts.)
            Series '90 VRDN
     6,500  6/01/10 (b) ............       3.65                    6,500,000
            San Bernardino
            Housing County HFA
            MFHR
            (Mountain View Apts.)
            Series '97A VRDN
     6,000  3/01/27 (b) ............       3.90                    6,000,000
            San Diego HFA MFHR
            (Paseo Point Apts.)
            Series A VRDN
     6,000  8/01/15 (b) ............       3.90                    6,000,000
            San Dimas Community
            Redevelopment Agency
            (San Dimas Commerce
            Center)
            Series '83 VRDN
       110  12/01/13 (b) ...........       3.30                      110,000
            San Jose HFA MFHR
            (Timberwood Apts.)
            VRDN
     2,300  2/01/20 (b) ............       3.80                    2,300,000
            San Jose Redevelopment
            Agency MFHR
            (San Fernando Apts.)
            Series '98A AMT
            VRDN
     8,000  12/01/28 (b) ...........       3.30                    8,000,000
            San Luis Obispo
            County TRAN
    10,500  7/07/99 ................       4.25                   10,535,818
            Santa Fe Springs IDR
            (Metal Center Inc.
            Project)
            Series '89A AMT
            VRDN
     2,500  7/01/14 (b) ............       3.70                    2,500,000
            Simi Valley Housing
            Authority MFHR
            (Shadowridge Apts.)
            Series '89 VRDN
     5,000  9/01/19 (b) ............       3.70                    5,000,000
            South Coast Local
            Education TRAN
            Series '98A MBIA
    20,075  6/30/99 ................       3.60                   20,160,604
            Triunfo County
            Sanitation District
            Revenue
            VRDN
       900  6/01/19 (b) ............       3.70                      900,000
            Upland Community
            Redevelopment Agency
            MFHR
            (Northwoods 156)
            Series A VRDN
     5,850  3/01/14 (b) ............       3.90                    5,850,000
            Upland Community
            Redevelopment Agency
            MFHR
            (Northwoods 168)
            Series B VRDN
     3,235  3/01/14 (b) ............       3.90                    3,235,000
                                                              --------------
                                                                 411,865,037
                                                              --------------
            PUERTO RICO-3.1%
            Puerto Rico Government
            Development Bank
            Series '85 MBIA
            VRDN
     7,000  12/01/15 (b) ...........       3.60                    7,000,000
            Puerto Rico Highway &
            Transportation
            Series '98A AMBAC
            VRDN
     8,000  7/01/28 (b) ............       3.50                    8,000,000
                                                              --------------
                                                                  15,000,000
                                                              --------------
            Total Municipal Bonds
            (amortized cost
            $426,865,037)...........                             426,865,037
                                                              --------------

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-8.7%
            CALIFORNIA-8.7%
            California GO
$   10,000  2/26/99 ................       2.80%             $    10,000,000
            Riverside County
            Teeter Obligation
            Series B
     2,537  4/07/99 ................       3.10                    2,537,000
            San Francisco Bay
            Area Rapid Transit
    10,000  3/01/99 ................       2.85                   10,000,000
            San Francisco Bay
            Area Rapid Transit
     4,000  3/08/99 ................       2.85                    4,000,000
            University of California
            Board of Regents
            Series A
     5,000  2/25/99 ................       2.85                    5,000,000
            University of California
            Board of Regents
            Series A
    10,000  1/12/99 ................       3.15                   10,000,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $41,537,000)............                              41,537,000
                                                             ---------------
            TOTAL INVESTMENTS-97.9%
            (amortized cost
            $468,402,037)...........                             468,402,037
            Other assets less
            liabilities-2.1%........                              10,250,868
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            478,676,902 shares
            outstanding)............                         $   478,652,905
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMBAC American Municipal Bond Assurance Corporation
    AMT   Alternative Minimum Tax
    COP   Certificate of Participation
    GO    General Obligation
    HFA   Housing Finance Agency/Authority
    IDA   Industrial Development Authority
    IDR   Industrial Development Revenue
    MBIA  Municipal Bond Investors Assurance
    MFHR  Multi-Family Housing Revenue
    PCR   Pollution Control Revenue
    RAN   Revenue Anticipation Note
    TRAN  Tax & Revenue Anticipation Note

    See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)
                                 Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    7,753,247
EXPENSES
   Advisory fee (Note B)................................................    $    1,196,808
   Distribution assistance and administrative service (Note C)..........           963,566
   Transfer agency (Note B).............................................            79,879
   Custodian fees.......................................................            50,381
   Registration fees.......            17,950
   Printing.............................................................            15,192
   Audit and legal fees.................................................             7,303
   Trustees' fees.......................................................             1,319
   Miscellaneous........................................................               955
                                                                            --------------
   Total expenses.......................................................                             2,333,353
                                                                                                --------------
   Net investment income................................................                             5,419,894
                                                                                                --------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.........................                                     3
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    5,419,897
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $    5,419,894      $   10,913,939
   Net realized gain on investment transactions.........................                 3                  -0-
                                                                            --------------      --------------
   Net increase in net assets from operations...........................         5,419,897          10,913,939
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (5,419,894)        (10,913,939)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................        56,188,711          65,315,989
                                                                            --------------      --------------
   Total increase.......................................................        56,188,714          65,315,989
NET ASSETS
   Beginning of year....................................................       422,464,191         357,148,202
                                                                            --------------      --------------
   End of period........................................................    $  478,652,905      $  422,464,191
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $42,124 for the six months ended December 31, 1998.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $598,404. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $365,162, of which $47,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $24,000, of which $6,135 expires in 2000, $13,804 expires in 2002, $3,239 expires in 2003 and $822 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $478,676,902. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................       612,315,235       1,649,193,927
Shares issued on reinvestments of dividends.............................         5,419,894          10,913,939
Shares redeemed.........................................................      (561,546,418)     (1,594,791,877)
                                                                              -------------     --------------
Net increase............................................................        56,188,711          65,315,989
                                                                              ============      ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                              Six Months
                                                Ended
                                             December 31,                             Year Ended June 30,
                                                 1998         ------------------------------------------------------------------
                                             (unaudited)       1998           1997           1996           1995           1994
                                             -----------      ------         ------         ------         ------         ------
Net asset value, beginning of year .........    $ 1.00        $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                ------        ------         ------         ------         ------         ------
Income From Investment Operations
Net investment income ......................      .011          .027(a)        .027(a)        .029(a)        .027(a)        .018(a)
                                                ------        ------         ------         ------         ------         ------
Less: Dividends
Dividends from net investment income .......     (.011)        (.027)         (.027)         (.029)         (.027)         (.018)
                                                ------        ------         ------         ------         ------         ------
Net asset value, end of period .............    $ 1.00        $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                ======        ======         ======         ======         ======         ======
Total Return
Total investment return based on net
   asset value (b) .........................      2.28%(c)      2.74%          2.76%          2.91%          2.78%          1.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...  $478,653      $422,464       $357,148       $297,862       $236,479       $219,673
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ........................       .97%(c)       .96%           .93%           .93%           .93%           .93%
   Expenses, before waivers and
     reimbursements ........................       .97%(c)       .97%           .96%           .94%          1.01%          1.02%
   Net investment income ...................      2.26%(c)      2.71%(a)       2.73%(a)       2.86%(a)       2.75%(a)       1.82%(a)

--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c) Annualized.

                                                              -----------------
                                                                  BULK RATE
Alliance Municipal Trust - California Portfolio                  U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
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                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

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Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information
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(R) These registered service marks used under license from the owner, Alliance
Capital Management L.P.

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